Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Long-Term Investments
	December 31, 2019	December 31, 2018
Equity-method investments	—	49
Other long-term investments	11	12
Total	11	61

Schedule of Equity-method Investments

Equity-method investments as at December 31, 2019 and December 31, 2018 were as follows:

	December 31, 2019		December 31, 2018
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson SA, in liquidation	—	—	49	50.0%
Total	—		49